Property, Plant and Equipment - Summary of Provisions for Impairment of Property, Plant and Equipment (Parenthetical) (Detail) $ in Millions	Dec. 31, 2024 USD ($)
Mature Fields Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Provision for impairment associated with assets	$ 1,893